Decommissioning Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Provision For Decommissioning Restoration And Rehabilitation Costs [Abstract]
Summary of Decommissioning Provision	The aggregate carrying amount of the obligation is:
	2019	2018
Decommissioning Liabilities, Beginning of Year	875	1,029
Liabilities Incurred	3	8
Liabilities Settled	(52)	(44)
Liabilities Disposed	(8)	(30)
Transfers (to) From Liabilities Related to Assets Held for Sale	-	149
Change in Estimated Future Cash Flows	21	(136)
Change in Discount Rate	339	(165)
Unwinding of Discount on Decommissioning Liabilities (Note 6)	58	63
Foreign Currency Translation	(1)	1
Decommissioning Liabilities, End of Year	1,235	875

Summary of Changes to the Credit-Adjusted Risk-Free Rate or the Inflation Rate Impact on the Decommissioning Liabilities

Changes to the credit-adjusted risk-free rate or the inflation rate would have the following impact on the decommissioning liabilities:

	2019		2018
As at December 31,	Credit-Adjusted Risk-Free Rate	Inflation Rate	Credit-Adjusted Risk-Free Rate	Inflation Rate
One Percent Increase	(236)	340	(138)	196
One Percent Decrease	332	(243)	188	(145)